Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of stock-based compensation expenses (benefits) included in general and administrative expenses
Stock-based compensation expenses (benefits) included in general and administrative expenses are as follows:

Year ended December 31,	Note	2025	2024
Restricted share unit plan	21(a)	$4,247	$3,470
Performance restricted share unit plan	21(b)	3,537	2,501
Deferred stock unit plan	21(c)	(8,216)	2,735
		$(432)	$8,706

Schedule of restricted share unit plan activity

	Number of units	Weighted-average exercise price $ per share
Outstanding at December 31, 2023	465,306	23.04
Granted	201,389	26.60
Vested	(120,109)	20.14
Forfeited	(17,100)	27.70
Outstanding at December 31, 2024	529,486	24.86
Granted	245,149	20.90
Vested	(161,729)	21.88
Forfeited	(40,627)	26.10
Outstanding at December 31, 2025	572,279	25.78

Schedule of performance restricted share units

	Number of units	Weighted-average exercise price $ per share
Outstanding at December 31, 2023	319,688	19.32
Granted	204,303	26.32
Vested	(61,935)	20.14
Forfeited	(50,674)	20.14
Outstanding at December 31, 2024	411,382	22.57
Granted	259,512	22.29
Vested	(115,346)	21.98
Forfeited	(37,213)	23.87
Outstanding at December 31, 2025	518,335	22.47

Schedule of assumptions used in estimate of fair value
The Company estimated the fair value of the PSUs granted during the years ended December 31, 2025, and 2024 using a Monte Carlo simulation with the following assumptions:

	2025	2024
Risk-free interest rate	2.62%	3.83%
Expected volatility	37.10%	36.50%

Schedule of stock plan activity

Number of units
Outstanding at December 31, 2023	765,636
Granted	35,945
Outstanding at December 31, 2024	801,581
Granted	31,558
Outstanding at December 31, 2025	833,139